Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Commitments [Line Items]
Commitments to extend credit	¥ 2,301,943	¥ 2,247,433
Commitments to invest	136,367	15,278
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,400,076	1,288,774
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 901,867	¥ 958,659